UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     9 Executive Park Drive, Suite B, Clifton Park, NY 12065
(Address of principal executive offices) (Zip code)

John B. Walthausen
Walthausen Funds
9 Executive Park Drive, Suite B, Clifton Park, NY 12065
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: July 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

SEMI-ANNUAL REPORT
July 31, 2012

Walthausen Small Cap Value Fund
Semi-Annual Report
July 31, 2012

Dear Fellow Shareholders,

The first six months of the fiscal year, through July 31st, have been eventful but feel like a rerun. Little progress was shown by our benchmark, the Russell 2000 Value Index, which was up a marginal 0.45% for the six months. The market started out stronger, but then gave way a bit in April and dropped sharply in May as, once again, investors noticed that growth was lagging. This year, the concerns started with an ever evolving debt crisis in Europe. There is no question that the financial crisis which began in 2007 has increasingly revealed the structural weakness of the EURO. Simply put, a common currency without a common government does not work. With separate currencies, the weaker nations would devalue and perhaps default and the trade would rebalance; painful, but not as prolonged or likely as devastating to employment levels.

Added to the mix is a very striking slowdown in China. There seem to be two factors causing this slowdown. First, the government pulled in credit with the intent of curbing speculation in real estate. That tightening seems to have dampened consumer demand, which, combined with a lagging export market, is dropping China's growth rate dramatically. Through the first half of the year, the problems in Europe and China seemed to have little effect on growth in the US. Not that domestic growth was anything to brag about, but it was there and it was real, and it was in part due to increasing oil production and in part due to increases in manufacturing. However, now it is slowing down as slower overseas economies, a stronger dollar and a still cautious consumer all come into play.

In the Walthausen Small Cap Value Fund, we were able to do a bit better than the index, with a gain of 3.73% . Our performance was driven by stock selection. Our allocation did not perform as well as it could have, because the best performing sectors were Utilities, Financials and Consumer Staples, and we, as typically is the case, were underrepresent-ed or not represented at all in those sectors. However our stock selections outperformed in virtually every other sector with particular success with Cabela's, a hunting and fishing retailer, and Sally Beauty, a hair care products distributor. We did do poorly in Energy, which was a weak sector. In that group, we saw marked declines in the prices of Gulfport Energy and Northern Oil and Gas, as they saw prices for oil produced in North Dakota decline as world oil prices retreated somewhat.

As we look to the remainder of the year, there is little doubt that there are reasons to be concerned about overall economic performance. Having said that, however, we believe that if the economy does relapse into a recession, it is likely to be shallow, given the improvement that we have seen in both corporate and individual balance sheets. Consequently, the portfolio remains positioned for a moderately expanding economy.

Thank you for your continued support.

Sincerely,

John Walthausen

2012 Semi-Annual Report 1

WALTHAUSEN SMALL CAP VALUE FUND

                                     WALTHAUSEN SMALL CAP VALUE FUND
                                                   by Sectors (Unaudited)
                                            (as a percentage of Net Assets)

        * Net Cash represents cash equivalents and liabilities in excess of other assets.

PERFORMANCE INFORMATION (Unaudited)

7/31/12 NAV $16.70

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED JULY 31, 2012

			Since
	1 Year(A)	3 Years(A)	Inception(A)
Walthausen Small Cap Value Fund	4.72%	22.93%	12.45%
Russell 2000® Value Index(B)	0.89%	12.83%	2.68%

(A)1 Year, 3 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund was February 1, 2008.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428.

2012 Semi-Annual Report 2

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2012
	February 1, 2012	July 31, 2012	to July 31, 2012

Actual	$1,000.00	$1,037.27	$6.64

Hypothetical	$1,000.00	$1,018.35	$6.57
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.31%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2012 Semi-Annual Report 3

Walthausen Small Cap Value Fund

		Schedule of Investments
		July 31, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
138,613	AAON Inc. (a)	$2,532,460	0.70%
Bottled & Canned Soft Drinks & Carbonated Waters
50,000	National Beverage Corp. *	725,000	0.20%
Canned, Frozen & Preserved Fruit and Vegetables
139,968	Overhill Farms Inc. *	538,877	0.15%
Computer & Office Equipment
232,390	Lexmark International Inc.	4,064,501	1.12%
Computer Communications Equipment
340,076	Electronics for Imaging, Inc. *	4,971,911	1.37%
Construction Machinery & Equipment
237,512	Columbus McKinnon Corporation *	3,493,802	0.96%
Crude Petroleum & Natural Gas
156,854	Energy Partners, Ltd. *	2,650,833
203,680	Gulfport Energy Corp. *	4,195,808
281,878	Halcón Resources Corporation *	1,860,395
139,225	Northern Oil and Gas, Inc. * (a)	2,194,186
		10,901,222	3.00%
Cutlery, Handtools & General Hardware
132,484	Lifetime Brands, Inc.	1,706,394	0.47%
Electronic Components, NEC
1,686,620	Power-One, Inc. * (a)	8,433,100	2.32%
Electronic Components & Accessories
1,079,255	Vishay Intertechnology Inc. *	10,652,247
245,270	Vishay Precision Group, Inc. *	3,335,672
		13,987,919	3.85%
Electronic Connectors
180,685	Methode Electronics, Inc.	1,590,028	0.44%
Electronic Housewares & Fans
115,100	Helen of Troy, Ltd. *	3,505,946	0.97%
Fabricated Plate Work (Boiler Shops)
215,210	Global Power Equipment Group Inc. *	4,422,566	1.22%
Fabricated Rubber Products, NEC
568,290	OMNOVA Solutions Inc. *	4,137,151	1.14%
Fats & Oils
250,370	Omega Protein Corporation *	2,085,582	0.57%
Fire, Marine & Casualty Insurance
67,400	RLI Corp.	4,341,234	1.20%
Greeting Cards
167,125	CSS Industries Inc.	3,131,922	0.86%
Industrial & Commercial Fans & Blowers & Air Purifying Equipment
63,053	CECO Environmental Corp.	504,424	0.14%
Industrial Inorganic Chemicals
147,545	LSB Industries, Inc. *	4,740,621	1.31%
Industrial Trucks, Tractors, Trailers & Stackers
40,725	Nacco Industries Inc. Class A	4,078,609	1.12%
Life Insurance
20,150	National Western Life Insurance Company Class A	2,853,039
301,930	Primerica, Inc.	8,263,824
		11,116,863	3.06%

* Non-Income Producing Securities. (a) All or a portion of shares are on loan. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 4

Walthausen Small Cap Value Fund

		Schedule of Investments
		July 31, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Magnetic & Optical Recording Media
37,438	Imation Corp. *	$208,530	0.06%
Manifold Business Forms
190,700	Ennis, Inc.	2,734,638	0.75%
Metal Forgings & Stampings
234,330	TriMas Corp. *	5,094,334	1.40%
Miscellaneous Industrial & Commercial Machinery & Equipment
148,950	Sauer-Danfoss Inc. *	5,390,501	1.49%
Miscellaneous Business Credit Institution
412,120	PHH Corporation *	6,680,465	1.84%
Miscellaneous Fabricated Metal Products
330,870	The Shaw Group Inc. *	12,887,387	3.55%
Mortgage Bankers & Loan Correspondents
599,115	Ocwen Financial Corp. *	11,838,512	3.26%
National Commercial Banks
182,600	Community Bank System Inc.	5,023,326
55,380	City Holding Company (a)	1,830,309
		6,853,635	1.89%
Oil and Gas Field Exploration Services
519,442	Synergy Resources Corporation *	1,527,159	0.42%
Oil & Gas Field Machinery & Equipment
752,880	Newpark Resources, Inc. *	5,142,170	1.42%
Operative Builders
306,910	M/I Homes, Inc. *	5,091,637	1.40%
Pharmaceutical Preparations
166,822	Cambrex Corporation *	1,539,767	0.42%
Plastic Materials, Synth Resin
222,404	Hexcel Corp. *	5,179,789
171,900	Kraton Performance Polymers Inc. *	4,025,898
433,380	Polyone Corp.	6,383,687
		15,589,374	4.30%
Prefabricated Metal Buildings & Components
209,910	NCI Building Systems, Inc. *	2,258,632	0.62%
Pulp Mills
526,781	Mercer International Inc. (Canada) * (a)	2,760,332	0.76%
Refrigeration & Service Industries
192,900	Standex International Corp.	8,252,262	2.27%
Retail - Auto & Home Supply Stores
370,419	Pep Boys - Manny, Moe & Jack	3,359,700	0.93%
Retail - Home Furniture, Furnishings & Equipment Stores
152,580	Pier 1 Imports, Inc. *	2,516,044	0.69%
Retail - Miscellaneous Shopping
43,760	Cabela's Inc. Class A *	2,010,334	0.55%
Savings Institution, Federally Chartered
254,325	Dime Community Bancshares, Inc.	3,687,713	1.02%
Semiconductors & Related Devices
716,410	GT Advanced Technologies, Inc. *	3,668,019
258,140	International Rectifier Corporation *	4,398,706
		8,066,725	2.22%
Service Industries for the Printing Trade
36,108	Schawk, Inc.	410,909	0.11%

* Non-Income Producing Securities. (a) All or a portion of shares are on loan. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 5

Walthausen Small Cap Value Fund

		Schedule of Investments
		July 31, 2012 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Services - Advertising
231,735	Valassis Communications , Inc. * (a)	$5,225,624	1.44%
Services - Business Services, NEC
275,479	Lender Processing Services, Inc.	6,796,067	1.87%
Services - Computer Integrated Systems Design
394,710	Convergys Corporation	5,818,026
146,910	SYNNEX Corporation *	4,969,965
		10,787,991	2.97%
Services - Consumer Credit Reports
100,900	Altisource Portfolio Solutions S.A. (Luxembourg) *	7,825,804	2.16%
Services - Equipment Rental & Leasing, NEC
326,096	CAI International Inc. *	6,743,665
110,160	Rent-A-Center Inc.	3,917,290
		10,660,955	2.94%
Services - Help Supply Services
241,106	CDI Corp.	3,896,273	1.07%
Services - Hospitals
116,800	Magellan Health Services Inc. *	5,629,760	1.55%
Services - Mailing, Reproduction, Commercial Art & Photography
363,681	American Reprographics Co. *	1,589,286	0.44%
Services - Medical Laboratories
148,140	Bio-Reference Laboratories, Inc. *	3,666,465	1.01%
Services - Miscellaneous Health & Allied Services, NEC
165,250	Lincare Holdings Inc.	6,841,350	1.89%
Short-Term Business Credit Institutions
273,115	Asta Funding Inc.	2,545,432	0.70%
Special Industry Machinery (No Metalworking Machinery)
217,110	John Bean Technologies Corporation	3,180,661	0.88%
State Commercial Banks
202,100	Bryn Mawr Bank Corp.	4,179,428
292,300	Columbia Banking System Inc.	5,276,015
481,360	CVB Financial Corp.	5,680,048
44,595	First Bancorp North Carolina	379,949
136,550	First Financial Bankshares, Inc. (a)	4,710,292
158,260	Hancock Holding Co.	4,823,765
		25,049,497	6.90%
Steel Works, Blast Furnaces & Rolling & Finishing Mills
94,310	Haynes International, Inc.	4,544,799
229,520	Worthington Industries, Inc.	4,980,584
		9,525,383	2.63%
Telephone & Telegraph Apparatus
158,030	Plantronics, Inc.	5,186,545	1.43%
Textile Mill Products
261,560	Lydall Inc. *	3,337,506	0.92%
Tires & Inner Tubes
443,721	Cooper Tire & Rubber Company	7,751,806	2.14%
Wholesale - Apparel, Piece Goods & Notions
189,437	Delta Apparel, Inc. *	2,652,118	0.73%
Wholesale - Metals Service Centers & Offices
309,820	Metals USA Holdings Corp. *	5,040,771	1.40%
Wood Household Furniture, (No Upholstered)
117,222	Bassett Furniture Industries Inc.	1,435,969	0.41%
Total for Common Stocks (Cost $301,273,129)		$337,536,155	93.02%

* Non-Income Producing Securities. (a) All or a portion of shares are on loan. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 6

Walthausen Small Cap Value Fund

	Schedule of Investments
	July 31, 2012 (Unaudited)
Shares/Principal Amount	Fair Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
235,355 Walter Investment Management Corp.	$5,323,730	1.47%
Total for Real Estate Investment Trusts (Cost $5,079,889)
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
18,001,315 Fidelity Institutional Treasury Money Market Fund -
Class I 0.01% **	18,001,315	4.96%
(Cost $18,001,315)
MONEY MARKET FUNDS
16,589,838 Fidelity Institutional Treasury Money Market Fund -
Class I 0.01% **	16,589,838	4.57%
(Cost $16,589,838)
Total Investment Securities	377,451,038	104.02%
(Cost $340,944,171)
Liabilities In Excess of Other Assets	(14,591,390)	-4.02%
Net Assets	$362,859,648	100.00%

** Variable rate security; the yield rate shown represents the rate at July 31, 2012. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 7

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2012

Assets:
Investment Securities at Fair Value	$377,451,038 (1)
(Cost $340,944,171)
Cash	358,876
Receivable for Securities Sold	4,385,975
Receivable for Shareholder Subscriptions	3,129,342
Dividends Receivable	40,375
Interest Receivable	96
Receivable for Income from Securities on Loan	5,499
Total Assets	385,371,201
Liabilities:
Payable for Securities Purchased	4,042,121
Payable for Shareholder Redemptions	67,026
Payable for Collateral Received for Securities Loaned (Note 5)	18,001,315
Payable to Advisor for Management Fees (Note 4)	306,845
Payable to Advisor for Service Fees (Note 4)	94,246
Total Liabilities	22,511,553
Net Assets	$362,859,648

Net Assets Consist of:
Paid In Capital	$312,937,431
Accumulated Net Investment Income (Loss)	(364,549)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	13,779,899
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	36,506,867
Net Assets, for 21,730,320 Shares Outstanding	$362,859,648
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($362,859,648/21,730,320 shares)	$16.70
Redemption Price Per Share ($16.70 * 0.98) (Note 2)	$16.37

Statement of Operations (Unaudited)
For the six month period ended July 31, 2012

Investment Income:
Dividends	$1,811,025
Interest	892
Securities Lending Income (Note 5)	32,986
Total Investment Income	1,844,903
Expenses:
Management Fees (Note 4)	1,687,523
Service Fees (Note 4)	521,929
Total Expenses	2,209,452

Net Investment Income (Loss)	(364,549)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	21,511,950
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,846,444)
Net Realized and Unrealized Gain (Loss) on Investments	12,665,506

Net Increase (Decrease) in Net Assets from Operations	$12,300,957

(1) Includes securities out on loan to brokers with a market value of $17,831,600.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 8

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2012	2/1/2011
	to	to
	7/31/2012	1/31/2012
From Operations:
Net Investment Income (Loss)	$(364,549)	$(481,751)
Net Realized Gain (Loss) on Investments	21,511,950	(7,567,368)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,846,444)	5,387,541
Increase (Decrease) in Net Assets from Operations	12,300,957	(2,661,578)
From Distributions to Shareholders:
Net Investment Income	-	-
Net Realized Gain from Security Transactions	-	(4,267,141)
Change in Net Assets from Distributions	-	(4,267,141)
From Capital Share Transactions:
Proceeds From Sale of Shares	58,703,015	167,077,165
Proceeds From Redemption Fees (Note 2)	8,060	117,507
Shares Issued on Reinvestment of Dividends	-	4,111,303
Cost of Shares Redeemed	(32,433,222)	(91,917,351)
Net Increase from Shareholder Activity	26,277,853	79,388,624

Net Increase in Net Assets	38,578,810	72,459,905

Net Assets at Beginning of Period	324,280,838	251,820,933
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of ($364,549) and $0)	$362,859,648	$324,280,838

Share Transactions:
Issued	3,562,960	10,407,876
Reinvested	-	278,355
Redeemed	(1,973,024)	(6,102,783)
Net Increase in Shares	1,589,936	4,583,448
Shares Outstanding Beginning of Period	20,140,384	15,556,936
Shares Outstanding End of Period	21,730,320	20,140,384

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	2/1/2012		2/1/2011	2/1/2010	2/1/2009	2/1/2008*
	to		to	to	to	to
	7/31/2012		1/31/2012	1/31/2011	1/31/2010	1/31/2009
Net Asset Value -
Beginning of Period	$16.10		$16.19	$11.27	$7.05	$10.00
Net Investment Loss (a)	(0.02)		(0.03)	(0.02)	(0.02)	(0.02)
Net Gain (Loss) on Securities
(Realized and Unrealized) (b)	0.62		0.15	4.93	4.24	(2.93)
Total from Investment Operations	0.60		0.12	4.91	4.22	(2.95)

Distributions (From Net Investment Income)	-		-	-	-	-
Distributions (From Realized Capital Gains)	-		(0.22)	-	-	-
Total Distributions	-		(0.22)	-	-	-
Proceeds from Redemption Fees (Note 2)	-	+	0.01	0.01	- +	- +

Net Asset Value -
End of Period	$16.70		$16.10	$16.19	$11.27	$7.05
Total Return (c)	3.73	% **	0.95%	43.66%	59.86%	(29.50)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$362,860		$324,281	$251,821	$31,307	$8,365

Ratio of Expenses to Average Net Assets	1.31	% ***	1.32%	1.38%	1.45%	1.54%
Ratio of Net Investment Loss to Average Net Assets	-0.22	% ***	-0.16%	-0.14%	-0.20%	-0.27%
Portfolio Turnover Rate	34.59	% **	55.36%	52.72%	69.87%	133.28%

* Commencement of Operations. ** Not Annualized. *** Annualized.
+ Amount calculated is less than $0.005.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 9

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
July 31, 2012
(Unaudited)

1.) ORGANIZATION:
Walthausen Small Cap Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on January 14, 2008. The Trust is an open-end investment company under the Investment Company Act of 1940, as amended. The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on February 1, 2008. As of July 31, 2012, there were two series authorized by the Trust. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2008-2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2012, proceeds from redemption fees amounted to $8,060.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates

2012 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

2012 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$337,536,155	$0	$0	$337,536,155
Real Estate Investment Trusts	5,323,730	0	0	5,323,730
Investments Purchased with Cash
Proceeds from Securities Lending	18,001,315	0	0	18,001,315
Money Market Funds	16,589,838	0	0	16,589,838
Total	$377,451,038	$0	$0	$377,451,038

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended July 31, 2012. There were no transfers into or out of the levels during the six month period ended July 31, 2012. It is the Fund’s policy to consider transfers into or out of each level as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust and the Advisor (the "Services Agreement"), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary or non-recurring expenses. For its services, the Advisor received a service fee equal to 0.45% of the Fund’s average daily net assets up to $100 million and 0.25% of the Fund's average daily net assets in excess of $100 million.

For the six month period ended July 31, 2012, the Advisor earned management fees totaling $1,687,523, of which $306,845 was due to the Advisor at July 31, 2012. For the same period, the Advisor earned service fees of $521,929, of which $94,246 was due to the Advisor at July 31, 2012.

2012 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $500 plus travel and related expenses for the six month period ended July 31, 2012. Under the Management Agreement, the Advisor pays these fees.

5.) SECURITIES LENDING
The Fund has entered into an agreement with Huntington National Bank as lending agent, dated November 30, 2011 (“Agreement”), to provide securities lending services to the Fund. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Fund’s negotiated lenders’ fees and the Fund receives cash collateral in an amount equal to 102% of the market value of loaned securities. The borrowers of securities are at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrowers default on their obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrowers on demand; if the borrowers default on their obligation to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund continues to receive interest or dividend payments on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by the borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. As of July 31, 2012, the Fund loaned common stocks having a fair value of $17,831,600, and received $18,001,315 of cash collateral for the loan. This cash was invested in a money market fund as presented on the Schedule of Investments.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at July 31, 2012 was $312,937,431 representing 21,730,320 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $131,697,624 and $112,943,817, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2012 was $340,944,171. At July 31, 2012, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$55,250,883	($18,744,016)	$36,506,867

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2012, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California, for the benefit of its clients, and NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, both held, in aggregate, 36.80% and 45.21%, respectively, of the shares of the Fund, and therefore each may be deemed to control the Fund.

2012 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended July 31, 2012. There was a distribution from short-term capital gain of $0.08516 per share and a long-term capital gain of $0.13913 per share paid on December 28, 2011 for the fiscal year ended January 31, 2012.

Distributions paid from:
	Six Month Period	Fiscal Year Ended
	Ended July 31, 2012	January 31, 2012
Ordinary Income .	$ -0-	$1,620,178
Long-Term Capital Gain	-0-	2,646,963
	$ -0-	$4,267,141

11.) CAPITAL LOSS CARRYFORWARDS
The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains only for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carryfor-wards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

As of January 31, 2012, the Fund had available for federal tax purposes unused short-term capital loss of $6,702,311, which may be used to offset future short-term capital gains and has no expiration.

2012 Semi-Annual Report 14

Board of Trustees
Edward A. LaVarnway
Hany A. Shawky
John B. Walthausen
Clara K. Wentland

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND
9 Executive Park Drive, Suite B
Clifton Park, NY 12065

WALTHAUSEN SELECT VALUE FUND

INVESTOR CLASS    TICKER WSVIX
RETAIL CLASS    TICKER WSVRX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2012

Walthausen Select Value Fund
Semi-Annual Report
July 31, 2012

Dear Fellow Shareholders,

The first six months of the fiscal year, through July 31st, have been eventful but feel like a rerun. Little progress was shown by our benchmark, the Russell 2500 Value Index, which was up a modest 1.89% for the six months. The market started out stronger but then gave way a bit in April and dropped sharply in May as once again investors noticed that growth was lagging. This year, the concerns started with an ever evolving debt crisis in Europe. There is no question that the financial crisis which began in 2007 has increasingly revealed the structural weakness in the EURO. Simply put, a common currency without a common government does not work. With separate currencies, the weaker nations would devalue and perhaps default and the trade would rebalance; painful, but not as prolonged or likely as devastating to employment levels.

Added to the mix is a very striking slowdown in China. There seem to be two factors causing this slowdown. First, the government pulled in credit with the intent of curbing speculation in real estate. That tightening seems to have dampened consumer demand, which, combined with a lagging export market, is dropping China's growth rate dramatically. Through the first half of the year, the problems in Europe and China seemed to have little effect on growth in the US. Not that domestic growth was anything to brag about, but it was there and it was real, and it was in part due to increasing oil production and in part due to increases in manufacturing. However, now it is slowing down as slower overseas economies, a stronger dollar and a still cautious consumer all come into play.

In the Walthausen Select Value Fund, we modestly lagged the index with a gain of 1.56% . Our allocations hurt performance as we were not as heavily weighted in sectors that performed well. For instance, Utilities were up 9.2% and represented almost 10% of the benchmark. Financials were another well performing sector, and represented over one third of the benchmark. On average, 24% of the portfolio was invested in the Financials. Stock selection helped to offset allocation, however, with some solid holdings in Healthcare, Materials and Consumer Discretionary. Notable contributors were: Lincare, which was acquired at a considerable discount to where it had been trading; Ocwen Financial, a subprime mortgage servicing company, which has been a very good stock for us for several years; and Worthington Industries, a steel processor which is in the midst of a very constructive transformation. We were hurt by Energy, where the sector reflected weaker petroleum prices, and we were down even further than the Energy sector as a whole, with two oil heavy names, Northern Oil & Gas and Gulfport, both down over 30% on worries that crude oil prices might drop further.

As we look to the remainder of the year, there is little doubt that there are reasons to be concerned about overall economic performance. Having said that, however, we believe that if the economy does relapse into a recession, it is likely to be shallow, given the improvement that we have seen in both corporate and individual balance sheets. Consequently, the portfolio remains positioned for a moderately expanding economy.

Thank you for your continued support.

Sincerely,

John Walthausen

2012 Semi-Annual Report 1

WALTHAUSEN SELECT VALUE FUND

                               WALTHAUSEN SELECT VALUE FUND
                                               by Sectors (Unaudited)
                                       (as a percentage of Net Assets)

      * Net Cash represents cash equivalents and liabilities in excess of other assets.

PERFORMANCE INFORMATION (Unaudited)

7/31/12 Investor Class NAV $10.39
7/31/12 Retail Class NAV $10.34

TOTAL RETURNS (%) AS OF JULY 31, 2012.

		Since
	1 Year(A)	Inception(A)
Walthausen Select Value Fund - Investor Class	3.80%	2.43%
Walthausen Select Value Fund - Retail Class	3.50%	2.12%
Russell 2500® Value Index(B)	1.89%	2.57%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Select Value Fund was December 27, 2010.

(B)The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428.

2012 Semi-Annual Report 2

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur two types of costs: (1) transaction costs, including sale charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee for both classes. The example is based on an investment of $1,000 invested in the Fund on February 1, 2012 and held through July 31, 2012.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

Investor Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2012
	February 1, 2012	July 31, 2012	to July 31, 2012

Actual	$ 1,000.00	$1,015.64	$7.27

Hypothetical	$1,000.00	$1,017.65	$7.27
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the aver- age account value over the period, multiplied by 182/366 (to reflect the partial period).

Retail Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2012
	February 1, 2012	July 31, 2012	to July 31, 2012

Actual	$1,000.00	$1,014.72	$8.52

Hypothetical	$1,000.00	$1,016.41	$8.52
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.70%, multiplied by the aver- age account value over the period, multiplied by 182/366 (to reflect the partial period).

2012 Semi-Annual Report 3

Walthausen Select Value Fund

		Schedule of Investments
		July 31, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
980	Assurant, Inc.	$35,486	2.59%
Books: Publishing or Publishing & Printing
710	John Wiley & Sons, Inc.	33,832	2.47%
Computer & Office Equipment
1,270	Lexmark International Inc.	22,212	1.62%
Converted Paper & Paperboard Products (No Containers/Boxes)
970	Avery Dennison Corp.	29,866	2.18%
Crude Petroleum & Natural Gas
1,720	Gulfport Energy Corp. *	35,432
2,009	Halcón Resources Corporation *	13,259
680	Northern Oil and Gas, Inc. *	10,717
		59,408	4.34%
Electronic Components & Accessories
3,630	Vishay Intertechnology Inc. *	35,828	2.61%
Electronic Components, NEC
8,840	Power-One Inc. *	44,200	3.23%
Fire, Marine & Casualty Insurance
860	American Financial Group	32,431
855	Endurance Specialty Holdings Ltd.	29,643
420	ProAssurance Corp.	37,619
		99,693	7.27%
Heavy Construction Other Than Building Construction - Contractors
1,760	Foster Wheeler AG * (Switzerland)	31,750	2.32%
Meat Packing Plants
17	Seaboard Corp. *	37,400
1,390	Smithfield Foods Inc. *	25,715
		63,115	4.61%
Metalworking Machinery & Equipment
770	Lincoln Electrics Holdings, Inc.	30,708	2.24%
Miscellaneous Industrial & Commercial Machinery & Equipment
860	Moog Inc. *	31,295
750	Sauer-Danfoss Inc.	27,143
		58,438	4.26%
Miscellaneous Fabricated Metal Products
1,390	The Shaw Group Inc. *	54,140	3.95%
Mortgage Bankers & Loan Correspondents
2,580	Ocwen Financial Corp. *	50,981	3.72%
Plastic Materials, Synth Resin
1,060	Hexcel Corp. *	24,687	1.80%
Plastics Products, NEC
570	AptarGroup, Inc.	28,506	2.08%
Savings Institution, Federally Chartered
2,270	Umpqua Holding Corp.	28,330	2.07%
Semiconductors & Related Devices
5,420	GT Advanced Technologies, Inc. *	27,750
1,670	International Rectifier Corp. *	28,457
		56,207	4.10%
Services - Advertising
1,430	Valassis Communications, Inc. * (a)	32,247	2.35%
Services - Advertising Agencies
3,170	Interpublic Group of Companies	31,288	2.28%

* Non-Income Producing Securities. (a) All or a portion of shares are on loan. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 4

Walthausen Select Value Fund

		Schedule of Investments
		July 31, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Services - Business Services, NEC
1,210	Lender Processing Services, Inc.	$29,851	2.18%
Services - Equipment Rental & Leasing, NEC
1,770	CAI International, Inc. *	36,604
740	Rent-A-Center Inc.	26,314
		62,918	4.59%
Services - Hospitals
1,770	HealthSouth Corp. *	39,648	2.89%
Services - Miscellaneous Health & Allied Services, NEC
990	Lincare Holdings Inc.	40,986	2.99%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
560	Church & Dwight Co. Inc.	32,262	2.35%
State Commercial Banks
1,120	Bank of the Ozarks, Inc.	36,053
960	First Financial Bankshares, Inc. (a)	33,115
1,000	Independent Bank Corp.	29,710
		98,878	7.22%
Steel Works, Blast Furnaces & Rolling & Finishing Mills
2,020	Worthington Industries, Inc.	43,834	3.20%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
770	Carpenter Technology Corporation	36,852	2.69%
Surgical & Medical Instruments & Apparatus
520	Teleflex Incorporated	33,145	2.42%
Tires & Inner Tubes
2,840	Cooper Tire & Rubber Company	49,615	3.62%
Title Insurance
1,550	Fidelity National Financial, Inc. Class A	28,861	2.11%
Total for Common Stocks (Cost $1,309,841)		$1,347,772	98.35%
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
60,115	Fidelity Institutional Treasury Money Market Fund - Class I 0.01% **	60,115	4.39%
	(Cost $60,115)
Total Investment Securities		1,407,887	102.74%
	(Cost $1,369,956)
Liabilities In Excess of Other Assets		(37,501)	-2.74%
Net Assets		$1,370,386	100.00%

* Non-Income Producing Securities.
** Variable rate security; the yield rate shown represents the rate at July 31, 2012.
(a) All or a portion of shares are on loan.

The accompanying notes are an integral part of these
financial statements.

2012 Semi-Annual Report 5

Walthausen Select Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2012
Assets:
Investment Securities at Fair Value	$1,407,887 (1)
(Cost $1,369,956)
Receivable for Securities Sold	38,886
Dividend & Interest Receivable	38
Total Assets	1,446,811
Liabilities:
Payable to Custodian	14,107
Payable for Collateral Received for Securities Loaned (Note 6)	60,115
Payable to Advisor for Management Fees (Note 4)	1,178
Payable to Advisor for Service Fees (Note 4)	530
Payable for Distribution Fees (Note 5)	495
Total Liabilities	76,425
Net Assets	$1,370,386
Net Assets Consist of:
Paid In Capital	1,316,161
Accumulated Net Investment Income (Loss)	(744)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	17,038
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	37,931
Net Assets	$1,370,386

Investor Class
Net Assets	$1,335,435
Shares Outstanding
(Unlimited shares authorized)	128,513
Net Asset Value and Offering Price Per Share	$10.39
Redemption Price Per Share ($10.39 * 0.98) (Note 2)	$10.18

Retail Class
Net Assets	$34,951
Shares Outstanding
(Unlimited shares authorized)	3,380
Net Asset Value and Offering Price Per Share	$10.34
Redemption Price Per Share ($10.34 * 0.98) (Note 2)	$10.13

Statement of Operations (Unaudited)
For the six month period ended July 31, 2012
Investment Income:
Dividends	$9,090
Interest	3
Securities Lending Income (Note 6)	181
Total Investment Income	9,274
Expenses:
Management Fees (Note 4)	6,886
Service Fees (Note 4)	3,099
Distribution 12b-1 Fees - Retail Class (Note 5)	33
Total Expenses	10,018

Net Investment Income (Loss)	(744)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	82,791
Net Change In Unrealized Appreciation (Depreciation) on Investments	(64,755)
Net Realized and Unrealized Gain (Loss) on Investments	18,036

Net Increase (Decrease) in Net Assets from Operations	$17,292

(1) Includes securities out on loan to brokers with a fair value of $59,166.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 6

Walthausen Select Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2012	2/1/2011
	to	to
	7/31/2012	1/31/2012
From Operations:
Net Investment Income (Loss)	$(744)	$(1,338)
Net Realized Gain (Loss) on Investments	82,791	(65,206)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(64,755)	89,366
Increase (Decrease) in Net Assets from Operations	17,292	22,822
From Distributions to Shareholders:
Net Investment Income
Investor Class	-	-
Retail Class	-	-
Net Realized Gain from Security Transactions
Investor Class	-	-
Retail Class	-	-
Change in Net Assets from Distributions	-	-
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Class	140,101	750,647
Retail Class	20,000	14,401
Proceeds From Redemption Fees (Note 2)
Investor Class	-	-
Retail Class	-	-
Shares Issued on Reinvestment of Dividends
Investor Class	-	-
Retail Class	-	-
Cost of Shares Redeemed
Investor Class	(74,573)	(463,547)
Retail Class	(1,347)	(564,042)
Net Increase (Decrease) from Shareholder Activity	84,181	(262,541)
Net Increase (Decrease) in Net Assets	101,473	(239,719)
Net Assets at Beginning of Period	1,268,913	1,508,632
Net Assets at End of Period (Including Accumulated Undistributed	$1,370,386	$1,268,913
Net Investment Income (Loss)of ($744) and $0, respectively)
Share Transactions:
Issued
Investor Class	13,222	75,329
Retail Class	1,927	1,521
Reinvested
Investor Class	-	-
Retail Class	-	-
Redeemed
Investor Class	(7,217)	(48,703)
Retail Class	(128)	(54,320)
Net Increase (Decrease) in Shares	7,804	(26,173)

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 7

Walthausen Select Value Fund

Financial Highlights - Investor Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2012		2/1/2011	12/27/2010*
	to		to	to
	7/31/2012		1/31/2012	1/31/2011
Net Asset Value -
Beginning of Period	$10.23		$10.04	$10.00
Net Investment Income (Loss) (a)	(0.01)		0.00	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	0.17		0.19	0.05
Total from Investment Operations	0.16		0.19	0.04
Distributions (From Net Investment Income)	-		-	-
Distributions (From Capital Gains)	-		-	-
Total Distributions	-		-	-
Proceeds from Redemption Fee (Note 2)	-		-	-
Net Asset Value -
End of Period	$10.39		$10.23	$10.04
Total Return (c)	1.56	% ***	1.89%	0.40	% ***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,335		$1,253	$963
Ratio of Expenses to Average Net Assets	1.45	% **	1.45%	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.10	% **	-0.05%	-0.70	% **
Portfolio Turnover Rate	34.06	% ***	94.46%	3.02	% ***

Walthausen Select Value Fund

Financial Highlights - Retail Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2012		2/1/2011	12/27/2010*
	to		to	to
	7/31/2012		1/31/2012	1/31/2011
Net Asset Value -
Beginning of Period	$10.19		$10.04	$10.00
Net Investment Income (Loss) (a)	(0.02)		(0.06)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) (b)	0.17		0.21	0.05
Total from Investment Operations	0.15		0.15	0.04
Distributions (From Net Investment Income)	-		-	-
Distributions (From Capital Gains)	-		-	-
Total Distributions	-		-	-
Proceeds from Redemption Fee (Note 2)	-		-	-
Net Asset Value -
End of Period	$10.34		$10.19	$10.04
Total Return (c)	1.47	% ***	1.49%	0.40	% ***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$35		$16	$546
Ratio of Expenses to Average Net Assets	1.70	% **	1.70%	1.70	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.42	% **	-0.55%	-1.29	% **
Portfolio Turnover Rate	34.06	% ***	94.46%	3.02	% ***

* Commencement of Operations.
** Annualized.
*** Not Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 8

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SELECT VALUE FUND
July 31, 2012
(Unaudited)

1.) ORGANIZATION:
Walthausen Select Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on December 1, 2010. The Trust is an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on December 27, 2010. As of July 31, 2012, there were two series authorized by the Trust. The Fund currently offers Investor Class shares and Retail Class shares. The classes differ principally in their respective distribution expenses and arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Retail Class shares of the Fund are subject to Rule 12b-1 distribution fees. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2010 -2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2012, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2012, proceeds from redemption fees amounted to $0 and $0 for Investor Class Shares and Retail Class shares, respectively.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.

2012 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when

2012 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,347,772	$0	$0	$1,347,772
Investments Purchased with Cash
Proceeds From Securities Lending	60,115	0	0	60,115
Total	$1,407,887	$0	$0	$1,407,887

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended July 31, 2012. There were no transfers into or out of the levels during the six month period ended July 31, 2012. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund. For the six month period ended July 31, 2012, the Advisor earned management fees totaling $6,886, of which $1,178 was due to the Advisor at July 31, 2012.

Under the terms of the Services Agreement between the Trust and the Advisor (the "Services Agreement"), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary or non-recurring expenses. For its services, the Advisor receives a service fee equal to 0.45% of the average daily net assets of the Fund. For the six month period ended July 31, 2012, the Advisor earned service fees of $3,099, of which $530 was due to the Advisor at July 31, 2012.

2012 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $500 plus travel and related expenses for the six month period ended July 31, 2012. Under the Management Agreement, the Advisor pays these fees.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection brokerage platform fees. This Distribution Plan provides that the Fund will pay the annual rate of 0.25% of the average daily net assets of the Fund's Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. The Fund incurred distribution and service (12b-1) fees of $33 for Retail Class shares, during the six month period ended July 31, 2012. As of July 31, 2012, the Fund had an accrual balance of $495 which could be utilized by the Retail Class to pay for distribution and service expenses permitted by the Distribution Plan.

6.) SECURITIES LENDING
The Fund has entered into an agreement with Huntington National Bank as lender’s agent, dated November 30, 2011 (“Agreement”), to provide securities lending services to the Fund. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Fund’s negotiated lenders’ fees and the Fund receives cash collateral in an amount equal to 102% of the market value of loaned securities. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand; if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Fund continues to receive interest or dividend payments on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by the borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. As of July 31, 2012, the Fund loaned common stocks having a fair value of $59,166, and received $60,115 of cash collateral for the loan. This cash was invested in a money market fund as presented on the Schedule of Investments.

7.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at July 31, 2012 was $1,316,161 representing 128,513 Investor Class shares outstanding and 3,380 Retail Class shares outstanding.

8.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $530,844 and $454,673, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

9.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2012 was $1,369,956. At July 31, 2012, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$145,604	($107,673)	$37,931

2012 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

10.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2012, John Walthausen located at 9 Executive Park Drive, Suite B, Clifton Park, New York, held, of record and beneficially, 31.13% of the Investor Class shares of the Fund, and therefore may be deemed to control the Investor Class. Also, Charles Schwab & Co., Inc. located at 101 Montgomery Street, San Francisco, California, for the benefit of its clients, held, in aggregate, 35.39% and of the Investor Class shares of the Fund, and therefore may be deemed to control the Investor Class as well. As of July 31, 2012, NFS, LLC located at 200 Liberty Street, New York, New York, for the benefit of its clients, held, in aggregate, 76.68%, of the shares of the Retail Class shares of the Fund, and therefore may be deemed to control the Retail Class.

11.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended July 31, 2012 and fiscal year ended January 31, 2012.

12.) CAPITAL LOSS CARRYFORWARDS:
The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains only for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

As of January 31, 2012, the Fund had available for federal tax purposes unused short-term capital loss of $53,723, which may be used to offset future short-term capital gains and has no expiration.

2012 Semi-Annual Report 13

Board of Trustees
Edward A. LaVarnway
Hany A. Shawky
John B. Walthausen
Clara K. Wentland

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Walthausen
Select Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SELECT VALUE FUND
9 Executive Park Drive, Suite B
Clifton Park, NY 12065

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen John B. Walthausen President Date: October 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen John B. Walthausen President Date: Oct. 1, 2012

By: /s/Stanley M. Westhoff Stanley M. Westhoff Jr. Chief Financial Officer Date: October 1, 2012